Derivative Financial Instruments (Previously Reported Amounts And Adjusted Amounts In Relation To Credit Risk, Liquidity Risk And Credit-Risk-Related Contingent Features) (Details) (JPY ¥)	Mar. 31, 2011
Summary of Investment Holdings [Line Items]
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position	¥ 3,800,000,000,000
Posted collateral	346,000,000,000
Additional collateral which could be requested if the MUFG Group's debt falls below investment grade	218,000,000,000
As Previously Reported [Member]
Summary of Investment Holdings [Line Items]
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position	3,500,000,000,000
Posted collateral	329,000,000,000
Additional collateral which could be requested if the MUFG Group's debt falls below investment grade	¥ 204,000,000,000